Related Party Information - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended				12 Months Ended
	Sep. 30, 2014	Sep. 30, 2014 Brembo Group [Member]	Sep. 30, 2014 Iveco-Oto Melara Societa Consortile [Member]	Dec. 31, 2013 Iveco-Oto Melara Societa Consortile [Member]	Dec. 31, 2012 Chrysler Group LLC [Member]	Dec. 31, 2012 Fiat Group Automobile Spa [Member] Indian Excise Department [Member]	Dec. 31, 2012 Fiat Group Automobile Spa [Member] Indian Excise Department [Member] Initial Amount Due [Member]	Dec. 31, 2012 Fiat Group Automobile Spa [Member] Indian Excise Department [Member] Maximum Interest Due [Member]
Related Party Transaction [Line Items]
Percentage of common shares outstanding held by related parties	41.40%
Lease term					2 years
Annual lease rent					$ 1.3
Due from related party						45	59	128
Pledged guarantees on commitments			263	272
Cost of goods sold		$ 25